INCOME TAXES (Details) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current:
Federal																$ 15,190,000	$ (999,000)	$ 14,891,000	$ 9,006,000
State																1,927,000	810,000	4,392,000	3,207,000
Foreign																19,323,000	22,740,000	17,960,000	16,078,000
Total current																36,440,000	22,551,000	37,243,000	28,291,000
Deferred:
Federal																331,000	9,356,000	992,000	3,714,000
State																328,000	299,000	340,000	591,000
Foreign																1,085,000	167,000	(564,000)	420,000
Total deferred provision (benefit)																1,743,000	9,822,000	768,000	4,725,000
Total income tax expense	7,043,000	9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000	25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Deferred tax assets:
Accrued employee benefits				9,303,000				9,112,000								9,153,000	9,303,000	9,112,000	8,064,000
Long-term contracts and inventory valuation reductions				8,215,000				7,115,000								9,062,000	8,215,000	7,115,000	7,580,000
Allowances for loss contingencies				6,883,000				6,223,000								5,339,000	6,883,000	6,223,000	5,316,000
Deferred compensation				3,444,000				3,246,000								3,756,000	3,444,000	3,246,000	3,306,000
Book over tax depreciation				709,000				1,373,000								471,000	709,000	1,373,000	1,357,000
Adjustment to pension liability				15,226,000				12,925,000								17,886,000	15,226,000	12,925,000	11,716,000
California research and development credit carryforward				2,750,000				3,484,000								3,882,000	2,750,000	3,484,000	2,529,000
Net Operating Losses				2,424,000				1,457,000								10,909,000	2,424,000	1,457,000	638,000
Foreign currency mark-to-market				2,177,000				1,529,000								2,192,000	2,177,000	1,529,000
Other				2,199,000				513,000								395,000	2,199,000	513,000	5,419,000
Subtotal				53,330,000				46,977,000								63,045,000	53,330,000	46,977,000	45,925,000
Valuation allowance				(2,750,000)				(3,484,000)								(4,205,000)	(2,750,000)	(3,484,000)	(2,529,000)
Deferred tax assets				50,580,000				43,493,000								58,840,000	50,580,000	43,493,000	43,396,000
Deferred tax liabilities:
Amortization of goodwill and intangibles				12,344,000				1,964,000								8,608,000	12,344,000	1,964,000	4,839,000
Deferred revenue				14,408,000				1,761,000								25,277,000	14,408,000	1,761,000	414,000
Foreign currency mark-to-market				284,000				673,000								269,000	284,000	673,000	630,000
State taxes								3,421,000								146,000		3,421,000	60,000
Other				1,237,000				2,096,000								589,000	1,237,000	2,096,000	2,758,000
Deferred tax liabilities				28,273,000				9,915,000								34,889,000	28,273,000	9,915,000	8,701,000
Net deferred tax asset				22,307,000				33,578,000								23,951,000	22,307,000	33,578,000	34,695,000
Foreign operating loss carryforwards																33,800,000
Unused state tax credits																$ 8,900,000